Property and equipment, net - Additional information (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)
Property and equipment, net
Depreciation expense	¥ 50,000,000	$ 7,000,000	¥ 21,000,000	¥ 14,000,000
Interest costs incurred and capitalized	0	0	0	2,000,000
Property and equipment, gross	1,777,398,351		1,641,782,323		$ 254,164,584
Property and equipment, net	1,677,993,227		1,586,033,627		239,949,840
Disposals	3,582,671	512,315	816,244	2,817,196
Loss on disposal of property and equipment	982,761	140,533	690,098	¥ 2,568,274
Aircraft
Property and equipment, net
Depreciation expense	17,000,000	2,000,000	17,000,000
Property and equipment, gross	172,729,570		180,292,710		24,700,000
Building
Property and equipment, net
Depreciation expense			0
Property and equipment, gross	1,570,548,470		118,266,537		224,585,444
Property and equipment, gross	1,452,000,000	208,000,000	118,000,000
Building and Aircraft
Property and equipment, net
Depreciation expense	31,000,000	$ 4,000,000
Property and equipment, net	¥ 1,670,000,000		¥ 271,000,000		$ 239,000,000